PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Results of Operations (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Total operating expenses	¥ (410,955,554)	$ (62,981,694)	¥ (329,675,423)	¥ (514,427,245)
Changes in fair value of a convertible loan	0	0	0	(34,499,858)
Interest income	8,787,309	1,346,714	16,898,785	2,998,796
Income (loss) before income taxes	189,738,722	29,078,732	198,299,112	(349,027,476)
Income tax expense	21,086,256	3,231,610	8,214,341	0
Net income (loss)	168,652,466	$ 25,847,122	190,084,771	(349,027,476)
Parent Company | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Total operating expenses	(7,308,201)		(3,810,862)	(1,908,610)
Changes in fair value of a convertible loan				(34,499,858)
Share of income (losses) from subsidiaries, consolidated VIE and VIE's subsidiaries	47,710,647		174,142,290	(331,955,300)
Interest income	5,951,405		10,444,623	2,011,390
Income (loss) before income taxes	46,353,851		180,776,051	(366,352,378)
Income tax expense	0		0	0
Net income (loss)	¥ 46,353,851		¥ 180,776,051	¥ (366,352,378)